                               THE MALAYSIA FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE BOARD                   DIRECTOR
OF DIRECTORS
Michael F. Klein                        James W. Grisham
PRESIDENT AND DIRECTOR                  VICE PRESIDENT
Peter J. Chase
DIRECTOR                                Harold J. Schaaff, Jr.
John W. Croghan                         VICE PRESIDENT
DIRECTOR
David B. Gill                           Joseph P. Stadler
DIRECTOR                                VICE PRESIDENT
Graham E. Jones
DIRECTOR                                Valerie Y. Lewis
John A. Levin                           SECRETARY
DIRECTOR
Dato Malek Merican                      Joanna M. Haigney
DIRECTOR                                TREASURER

                                        Belinda A. Brady
                                        ASSISTANT TREASURER
--------------------------------------------------------------------------------

U.S. INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
MALAYSIAN INVESTMENT ADVISER
Arab-Malaysian Consultant Sdn Bhd
21st-29th Floors, Bangurian Arab-Malaysian
Jalan Raja Chulan, 5200 Kuala Lampur, Malaysia
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

--------------------------------------------------------------------------------
                                         THE
                                    MALAYSIA FUND,
                                         INC.
--------------------------------------------------------------------------------



                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1997, The Malaysia Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -55.46% compared to -48.80% for the U.S. dollar adjusted Kuala Lumpur Stock Exchange Index (the "Index"). For the three months ended September 30, 1997, the Fund had a total return, based on net asset value per share, of -47.29% compared with -41.17% for the Index. For the period since the Fund's commencement of operations on May 4, 1987 through September 30, 1997, the Fund's total return, based on net asset value per share, was 40.11% compared to 59.03% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $10.06, representing a 21.5% premium to the Fund's net asset value per share.

The Malaysian stock market continued its decline in the third quarter of 1997 and plummeted sharply after Prime Minister Mahathir, reacting to an earlier steep decline in share prices, imposed restrictions on the sale of Index stocks on August 28, 1997. This triggered massive panic selling by investors of non-Index stocks which led to a sharp discrepancy between the performance of Index and non-Index stocks. The decline in the market was further compounded by the falloff in the ringgit as currency traders sold down the Malaysian currency following suggestions by the Prime Minister to ban currency trading.

Following the collapse in the stock market, the Malaysian authorities sought to allay investors' fears by announcing plans to defer large scale infrastructure projects. Further, the Central Bank held interest rates steady despite the intense selling pressure on the ringgit and banks generally were advised not to raise the base lending rates and to refrain from liquidating margin accounts. These measures taken by the Malaysian authorities coupled with the use of government-linked funds in supporting key component stocks helped in preventing the market from crashing below the 760 level.

After ten years of uninterrupted economic growth of above 8%, Malaysia is finally facing a decline following the devaluation of the Thai baht on July 2 which subsequently carried over to the ringgit. While GDP growth for 1997 is expected to exceed 7%, growth is projected to slow down in 1998 with the anticipated cutback in infrastructure spending, decline in domestic consumption and a slowdown in investments as a result of a selloff in the stock market and the devaluation of the ringgit. For 1998, the Central Bank has estimated GDP growth to be approximately 6%.

Inflation, as measured by changes in the CPI, continued to average around 3.5% in the nine months ended September 30, 1997. However, the sharply weaker ringgit may result in higher inflation with the CPI estimated to rise to 6.5% in 1998.

The Fund's underperformance of the Index for the nine months ended September 30, 1997 was primarily due to its underweight position in Petronas Gas which remained strong in a falling market. However, the strong gains of some of the Fund's other holdings in Rothmans Malaysia and Tenaga Nasional helped to mitigate its underperformance.

It is the policy of the Fund to invest, under normal circumstances, at least 80% of its net assets in equity securities of Malaysian incorporated companies listed on the Kuala Lumpur Stock Exchange. During temporary defensive periods, however, the Fund may reduce its holdings of equity securities of Malaysian companies and increase its holdings in bonds or in short-term debt obligations, hold cash or invest in money-market instruments.

Looking forward, the Fund's stock holdings also will be adjusted to favor stocks of companies with solid balance sheets, strong orientation towards export income and operating niches, such as utilities and insurance, which are less vulnerable to current measures. In light of the recent selloff in the stock market and the devaluation in the ringgit, the Fund, consistent with its investment guidelines, has brought its cash level to approximately 20% of total assets to protect its capital in the current environment. Although the Fund is permitted to temporarily increase its cash position above 20% during periods of market volatility, we intend, consistent with the Fund's long-term investment objectives, to remain invested in Malaysian equity securities, even during market downturns.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


/s/ Joseph Tern

Joseph Tern
PORTFOLIO MANAGER

October 1997

THE MALAYSIA FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)


HISTORICAL                                                            TOTAL RETURN (%)
INFORMATION                            -----------------------------------------------------------------------
                                          MARKET VALUE (1)       NET ASSET VALUE (2)            INDEX (3)
                                       ---------------------    ---------------------    ---------------------
                                                     AVERAGE                  AVERAGE                  AVERAGE
                                       CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                       ----------    -------    ----------    -------    ----------    -------
              FISCAL YEAR TO DATE        -40.34%          --       -55.46%         --      -48.80%          --
              ONE YEAR                   -37.85       -37.85%      -53.40      -53.40%     -44.59       -44.59%
              FIVE YEAR                   35.15+        6.21+       -6.79+      -1.40+       4.00         0.79
              SINCE INCEPTION*            70.28+        5.24+       40.11+       3.29+      59.03         4.56


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[CHART]



                                                                YEARS ENDED DECEMBER 31:
                                                                                                                        NINE MONTHS
                                                                                                                           ENDED
                                                                                                                       SEPTEMBER 30,
                        1987*    1988      1989     1990      1991       1992     1993       1994     1995       1996     1997
                        ----     -----     ----     ----      ----       ----     ----       ----     ----       ----  -------------
Net Asset Value Per
  Share. . . . . . .    $7.42    $8.98    $13.77    $12.41    $13.55    $16.28    $27.32    $18.57    $18.58    $19.29      $8.28
Market Value Per
  Share. . . . . . .    $5.88    $7.50    $18.75    $11.38    $11.75    $16.25    $28.00    $17.38    $17.00    $17.50     $10.06
Premium/(Discount) .   -20.8%   -16.5%     36.2%     -8.3%    -13.3%     -0.2%      2.5%     -6.4%     -8.5%     -9.3%      21.5%
Income Dividends . .    $0.15    $0.17     $0.11     $0.21     $0.07        --     $0.16     $0.02        --        --         --
Capital Gains
  Distributions. . .       --       --        --        --        --        --     $1.13     $3.59     $0.84     $2.82      $0.51
Fund Total Return (2)  -32.20%   23.32%    54.57%    -8.35%     9.80%    20.15%    98.28%+  -18.87%     4.33%    19.93%    -55.46%
Index Total Return (3) -33.54%   25.73%    57.91%   -10.02%     9.13%    20.19%    92.60%   -19.66%     3.05%    25.12%    -48.80%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Kuala Lumpur Stock Exchange (KLSE) Composite Index is a broad based capitalization weighted index of 100 stocks listed on the exchange, including dividends.
*   The Fund commenced operations on May 4, 1987.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

THE MALAYSIA FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

[CHART]

    Equity Securities (68.4%)
    Short-Term Investments (31.6%)

--------------------------------------------------------------------------------
SECTORS

[CHART]

    Banking (6.5%)
    Beverages & Tobacco (4.2%)
    Broadcasting & Publishing (7.7%)
    Electrical & Electronics (4.0%)
    Energy Sources (3.9%)
    Financial Services (6.1%)
    Leisure & Tourism (8.6%)
    Machinery & Engineering (3.2%)
    Multi-Industry (5.2%)
    Utilities-Electrical & Gas (4.9%)
    Other (45.7%)


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
    1.  Genting Bhd                                   5.9%
    2.  Tenaga Nasional Bhd                           4.9
    3.  New Straits Times Press Bhd                   4.7
    4.  Malayan Banking Bhd                           4.0
    5.  Lityan Holdings Bhd                           4.0
    6.  Dialog Group Bhd                              3.8
    7.  Rothmans of Pall Mall Bhd                     3.4
    8.  United Engineers Bhd                          3.2
    9.  Kentucky Fried Chicken Holdings Bhd           2.9
    10.  Golden Hope Plantations Bhd                  2.9
                                                     -----
                                                     39.7%
                                                     -----
                                                     -----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1997
                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
MALAYSIAN COMMON STOCKS (73.6%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
AUTOMOBILES (1.1%)
 Tan Chong Motor Holdings Bhd                     1,063,000   U.S.$         875
                                                              ------------------
--------------------------------------------------------------------------------
BANKING (6.5%)
 Commerce Asset Holding Bhd                         348,000                 391
 Commerce Asset Holding Bhd
  (Warrants)  expiring 6/27/98                      217,500                  71
 Malayan Banking Bhd                                650,100               3,266
 Public Bank Bhd (Foreign)                        1,000,000                 866
 Southern Bank Bhd (Foreign)                        500,000                 684
                                                              ------------------
                                                                          5,278
                                                              ------------------
--------------------------------------------------------------------------------
BEVERAGES & TOBACCO (4.2%)
 R.J. Reynolds Bhd                                  393,000                 672
 Rothmans of Pall Mall Bhd                          339,000               2,743
                                                              ------------------
                                                                          3,415
                                                              ------------------
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (7.7%)
 Nanyang Press Bhd                                  350,000                 712
 New Straits Times Press Bhd                      1,263,000               3,815
 Star Publications                                  743,000               1,718
                                                              ------------------
                                                                          6,245
                                                              ------------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (1.7%)
 Cahya Mata Sarawak Bhd                             500,000                 901
 Magna Prima Bhd                                    252,000                 474
                                                              ------------------
                                                                          1,375
                                                              ------------------
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (1.3%)
 Gamuda Bhd                                         602,000               1,030
                                                              ------------------
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (4.0%)
 Lityan Holdings Bhd                                625,000               3,256
                                                              ------------------
--------------------------------------------------------------------------------
ENERGY SOURCES (3.9%)
 Dialog Group Bhd                                   559,000               3,067
 Malakoff Bhd                                        18,000                  52
                                                              ------------------
                                                                          3,119
                                                              ------------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (6.1%)
 Gadek Capital Bhd                                  893,000                 771
 Golden Hope Plantations Bhd                      1,588,000               2,310
 Hap Seng Consolidated Bhd                          600,000               1,091
 MBF Capital Bhd                                    700,000                 583
 Puncak Niaga Holding Bhd                            41,000                  56
 Rashid Hussain Bhd (Warrants)
  expiring 3/25/02                                  145,714                 110
                                                              ------------------
                                                                          4,921
                                                              ------------------
--------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (2.9%)
 Kentucky Fried Chicken
  Holdings Bhd                                      967,000               2,250
 Kentucky Fried Chicken
  Holdings Bhd (Warrants)
  expiring 2/7/01                                   135,000                  67
                                                              ------------------
                                                                          2,317
                                                              ------------------
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (1.7%)
 Jaya Tiasa Holdings Bhd                            500,000               1,379
                                                              ------------------
--------------------------------------------------------------------------------
INSURANCE (1.8%)
 Malaysian Assurance
  Alliance Bhd                                      300,000                 809
 Malaysian National
  Reinsurance Bhd                                   320,000                 651
                                                              ------------------
                                                                          1,460
                                                              ------------------
--------------------------------------------------------------------------------
LEISURE & TOURISM (8.6%)
 Berjaya Group Bhd                                1,052,000                 541
 Genting Bhd                                      1,536,000               4,782
 Magnum Corp. Bhd                                   500,000                 439
 Tanjong plc                                        540,000               1,157
                                                              ------------------
                                                                          6,919
                                                              ------------------
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (3.2%)
 United Engineers Bhd                               802,000               2,571
                                                              ------------------
--------------------------------------------------------------------------------
METALS - NON-FERROUS (2.3%)
 MNI Holdings Bhd                                   600,000               1,822
                                                              ------------------
--------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (1.3%)
 IOI Corporation Bhd                              1,000,000               1,011
                                                              ------------------
--------------------------------------------------------------------------------
MULTI-INDUSTRY (5.2%)
 Berjaya Sport Toto Bhd                             300,000                 860
 Hicom Holdings Bhd                               1,000,000               1,177
 Killinghall Bhd                                    750,000                 553
 Sime Darby Bhd                                     776,400               1,615
                                                              ------------------
                                                                          4,205
                                                              ------------------
--------------------------------------------------------------------------------
REAL ESTATE (0.5%)
 Malaysian Resources Corp. Bhd                      433,333                 378
                                                              ------------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.7%)
 Telekom Malaysia Bhd                               460,000               1,397
                                                              ------------------
--------------------------------------------------------------------------------
TRANSPORTATION -- SHIPPING (3.0%)
 Diperdana Corporation Bhd                          135,000                 537
 Halim Mazmin Bhd                                   325,000                 907
 Malaysian International
  Shipping Bhd (Foreign)                            500,000                 955
                                                              ------------------
                                                                          2,399
                                                              ------------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES               (000)
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL & GAS (4.9%)
 Tenaga Nasional Bhd                              1,450,000   U.S. $      3,911
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$ 89,431)                                                    59,283
                                                              ------------------
--------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (34.0%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (34.0%)
 Chase Securities, Inc., 5.75%,
  dated 9/30/97, due 10/1/97,
  to be repurchased at U.S.$
  27,432, collateralized by U.S.
  Treasury Note due 2/15/21,
  valued at U.S.$ 27,973
  (Cost U.S.$ 27,428)                                 U.S.$   27,428     27,428
                                                                     ----------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (107.6%)
 (Cost U.S.$ 116,859)                                                    86,711
                                                                     ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.6%)
 Other Assets                                         U.S.$   59,184
 Liabilities                                                  (65,326)  (6,142)
                                                      ----------------  -------
--------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 9,732,966 issued and outstanding
  U.S.$ 0.01 par value shares (20,000,000 shares
  authorized)                                                       U.S.$80,569
                                                                    -----------
                                                                    -----------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                           U.S.  $8.28
                                                                    -----------
                                                                    -----------
--------------------------------------------------------------------------------

NOTE: Prior government approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.